MORTGAGE LOANS ON REAL ESTATE - Narrative (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2024 USD ($) loanAgreement	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) segment loanAgreement	Jun. 30, 2023 USD ($)	Dec. 31, 2023 loanAgreement
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of operating segments | segment			3
Number of portfolio segments | segment			2
Interest income recognized on loans in non-accrual status | $			$ 1,000,000	$ 0
Loan-to-value ratio	75.00%		75.00%
Mortgage loans modified | $	$ 85,000,000	$ 86,000,000
Commercial mortgage loans:
Financing Receivable, Allowance for Credit Loss [Line Items]
Number commercial loans | loanAgreement	195		195		3